STOCK-BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended				0 Months Ended			0 Months Ended			1 Months Ended	3 Months Ended
	Jan. 15, 2010 New Options	Feb. 03, 2013 HDS Plan	Jan. 29, 2012 HDS Plan	Jan. 30, 2011 HDS Plan	Feb. 03, 2013 HDS Plan Maximum	Feb. 03, 2010 HDS Plan New Options	Jan. 15, 2010 HDS Plan New Options	Feb. 03, 2013 HDS Plan New Options Maximum	Feb. 03, 2010 HDS Plan New Options Repriced Options	Jan. 15, 2010 HDS Plan New Options Repriced Options	Feb. 03, 2010 HDS Plan New Options New $10.00 Options	Apr. 30, 2011 HDS Plan Nonqualified Stock Options	Feb. 03, 2013 HDS Plan Nonqualified Stock Options
Stock-based compensation plan
Stock options, vest rate per year	20.00%												20.00%
Stock options, vest rate on third anniversary of the grant													100.00%
Threshold exercise price to be eligible for exchange program (in dollars per share)							$ 10.00
Exercise price for repriced options (in dollars per share)										$ 4.15
Exchange conversion ratio (Eligible Options/Repriced Options)										1.5
Exercise price for exchanged options with original price equal to $10.00 (in dollars per share)										$ 10.00
Stock options, vesting period	5 years											3 years
Stock options, expiration period	10 years												10 years
Number of Eligible Options Exchanged						20,484,001
Number of Options issued in the Option Exchange Program									6,828,025		10,242,002	10,600,000
Exercise price of options granted (in dollars per share)		$ 8.09	$ 4.62	$ 7.66								$ 4.15
Incremental stock-based compensation charges per year over five years following exchange date						$ 1
Number of years that company will incur incremental stock-based compensation charges following the exchange date						5 years
Number of shares registered for issuance pursuant to awards					55,600,000	55,600,000		30,900,000
Number of shares of common stock that may be issued						30,900,000